Derivative Liability	9 Months Ended
Feb. 29, 2016
Notes to Financial Statements
7. Derivative Liability

The Company records the fair value of the of the conversion price of the convertible debentures disclosed in Note 5 in accordance with ASC 815-15 "Derivatives and Hedging". The fair value of the derivative was calculated using a Black-Scholes model. The fair value of the derivative liability is revalued on each period end date with corresponding gains and losses recorded in the consolidated statement of operations. During the year ended February 29, 2016, the Company recorded a loss on the change in fair value of derivative liability of $276,721. As at February 29, 2016, the Company recorded a derivative liability of $1,872,150 (May 31, 2015 - $nil).

The following inputs and assumptions were used to value the convertible debentures outstanding during the period ended February 29, 2016:

	Expected Volatility	Risk-free Interest Rate	Expected Dividend Yield	Expected Life (in years)

December 3, 2015 convertible debenture:
As at December 3, 2015 (date note was issued)	416%	0.57%	0%	0.75
As at February 29, 2016 (mark to market)	271%	0.49%	0%	0.51

January 14, 2016 convertible debenture:
As at January 14, 2016 (date note was issued)	340%	0.55%	0%	0.75
As at February 29, 2016 (mark to market)	288%	0.49%	0%	0.62

A summary of the activity of the derivative liability is shown below:

$

Balance, May 31, 2015	–
Derivative loss due to new issuances	2,245,183
Mark to market adjustment at February 29, 2016	(373,033)
Balance, February 29, 2016	1,872,150